Business Combination - Schedule of Pro Forma Consolidated Financial Information (Details) - Wecan [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Business Combination
Revenue	$ 11,770	$ 5,921
Net income (loss)	$ (36,829)	$ (23,527)